Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
6. P
ROPERTY
AND
E
QUIPMENT
Long-lived asset impairment charges related to property and equipment of $3.7 million were recognized for the year ended December 31, 2020, resulting in a full impairment of all property and equipment. The impairment charges are presented in Impairment charges in the Consolidated Statements of
Operations.

The following table summarizes our major classes of property and equipment, net of accumulated depreciation at December 31, 2021 (in thousands):

2021
Computer equipment	$568
Construction in progress	564

Total property and equipment	1,132
Less: accumulated depreciation	50

Total property and equipment – net	$1,082

Depreciation expense related to property and equipment was $0.1 million, $0.6 million, and $1.1 million for the years ended December 31, 2021, 2020, and 2019 respectively, and is presented in Depreciation and amortization expense in the Consolidated Statements of Operations. There were no impairment charges for the years ended December 31, 2021 and 2019.